10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of selling expenses [Line Items]
Total selling expenses	$ 38	$ 26	$ 37
Salaries and social security charges [member]
Disclosure of selling expenses [Line Items]
Total selling expenses	3	5	5
Benefits to employees [member]
Disclosure of selling expenses [Line Items]
Total selling expenses		1
Fees and compensation for services [member]
Disclosure of selling expenses [Line Items]
Total selling expenses	3	2	2
Compensation agreements [member]
Disclosure of selling expenses [Line Items]
Total selling expenses	1	(1)	2
Depreciation of property, plant and equipment [member]
Disclosure of selling expenses [Line Items]
Total selling expenses			1
Taxes, rates and contributions [member]
Disclosure of selling expenses [Line Items]
Total selling expenses	8	10	17
Net impairment losses on financial assets [member]
Disclosure of selling expenses [Line Items]
Total selling expenses	12	(2)	2
Transport [member]
Disclosure of selling expenses [Line Items]
Total selling expenses	9	9	6
Other [member]
Disclosure of selling expenses [Line Items]
Total selling expenses	$ 2	$ 2	$ 2